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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller        Los Angeles, California    May 12, 2010
   -------------------------    -----------------------    ------------
          [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                        --------------------

Form 13F Information Table Entry Total:             20
                                        --------------------

Form 13F Information Table Value Total:        234,593
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE


                                                                  VALUE   SHRS OR   SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE SHARED NONE
------------------------------  ------------------  ---------  --------  ---------  ---  ---- ----------  --------  ---- ------ ----
ANALOG DEVICES INC                    Common        032654105     6,081    211,000   SH          Other        1          Shared
BANK OF AMERICA CORPORATION           Common        060505104    16,618    931,000   SH          Other        1          Shared
BANK OF AMERICA CORPORATION          Warrants       060505153    10,585  2,948,500   SH          Other        1          Shared
BOEING CO                             Common        097023105    14,522    200,000   SH          Other        1          Shared
CUMMINS INC                           Common        231021106     7,062    114,000   SH          Other        1          Shared
DEERE & CO                            Common        244199105     2,051     34,500   SH          Other        1          Shared
DEXCOM INC                            Common        252131107     9,497    975,000   SH          Other        1          Shared
EMERSON ELECTRIC CO                   Common        291011104    12,585    250,000   SH          Other        1          Shared
EZCORP INC                      Class A non-voting  302301106    10,547    512,000   SH          Other        1          Shared
FIFTH STREET FINANCE CORP             Common        31678A103     9,288    800,000   SH          Other        1          Shared
FORD MOTOR CORP                       Common        345370860    27,905  2,220,000   SH          Other        1          Shared
FREEPORT MCMORAN COPPER & GOLD        Common        35671D857    14,452    173,000   SH          Other        1          Shared
FREEPORT MCMORAN COPPER & GOLD       Pfd Conv       35671D782    13,453    116,000   SH          Other        1          Shared
GENTEX CORP                           Common        371901109     9,225    475,000   SH          Other        1          Shared
INTEL CORP                            Common        458140100     4,458    200,000   SH          Other        1          Shared
JPMORGAN & CHASE & CO                 Common        46625H100    31,504    704,000   SH          Other        1          Shared
MCMORAN EXPLORATION CO                Common        582411104    11,558    790,000   SH          Other        1          Shared
ON SEMICONDUCTOR CORP                 Common        682189105     2,800    350,000   SH          Other        1          Shared
PARKER HANNIFIN CORP                  Common        701094104     6,409     99,000   SH          Other        1          Shared
STATE STREET CORPORATION              Common        857477103    13,993    310,000   SH          Other        1          Shared

                                                               --------
                                                                234,593
                                                               --------